Investment Strategy - Symmetry Panoramic Sector Momentum ETF	Sep. 03, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). Under normal conditions, the Fund seeks to achieve its investment objective by allocating its assets primarily among (i) shares of ETFs that each focus on common stocks of companies included in an individual sector of the U.S. large capitalization universe, as such sectors are determined by the Global Industry Classification Standard (GICS®) (each, an “Equity Sector” and collectively, the “Equity Sectors”) (each such ETF, an “Underlying Fund”); and/or (ii) common stocks of companies included in the Equity Sectors. The Adviser considers the U.S. large capitalization universe to include companies that comprise the top 90% of the total U.S. market capitalization or whose market capitalizations are equal to or greater than the 1,000th largest U.S. company. The Adviser generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the U.S. that is deemed appropriate by the Adviser. Total U.S. market capitalization is based on the market capitalization of eligible U.S. operating companies listed on such exchanges. Each Underlying Fund is an “index fund” that seeks to track a specific Equity Sector index by replicating the securities in the underlying Equity Sector index.

The Fund will invest in Underlying Funds and individual equity securities based on the Adviser’s proprietary model that seeks to capture positive momentum in the Equity Sectors. The Adviser considers an Equity Sector or security to have positive momentum primarily if it has outperformed other Equity Sectors or securities on a relative basis over a recent time period. Relative performance may be based upon quantitative measures of price momentum or other types of momentum and will generally be measured over various time periods in the prior 12-month period. The criteria the Adviser uses for determining positive momentum may change from time to time but may include, for instance, relative performance based upon total return over the previous 6 or 12 months, excluding the latest month, with a higher value indicating a better momentum measure. Under normal conditions, the Fund will allocate its assets across a subset of Equity Sectors from the 11 total GICS Equity Sectors at any given time. As of the date of this Prospectus, the Equity Sectors include: communication services, consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, real estate, information technology and utilities. Components of the U.S. large capitalization universe, and the sector classifications as determined by GICS, are subject to change and are not controlled by the Fund or the Adviser.

There is no minimum or maximum number of securities or positions for each Equity Sector. A sector can be represented by a single Underlying Fund or several individual positions or Underlying Funds. From time to time, the Fund may focus its investments in one or more particular Equity Sectors. When selecting Underlying Funds, the Adviser searches for sector ETFs that have low expenses, minimal tracking error to the underlying indexes, and sufficient liquidity. The Fund will invest primarily in large capitalization issuers, although its assets may be invested in securities of any market capitalization.

The Adviser rebalances the Fund’s portfolio at intervals determined by the investment process. The timing and frequency of rebalancing may vary. The Adviser buys and sells securities for the Fund at each rebalancing based on the results of the process described above. As a result of frequent rebalances, the Fund may experience a high turnover rate.

The Adviser has engaged Vident Asset Management to serve as sub-adviser (“Sub-Adviser”) for the Fund. The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the portfolio, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board of Trustees.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.